SEGMENT REPORTING - Information on reportable segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT REPORTING
Revenue	$ 5,183.3	$ 4,400.4	$ 3,571.2
Depreciation and amortization	273.8	220.9	194.3
Total Adjusted Operating Profit of Reportable Segments	470.8	302.5	50.6
Impairment losses on goodwill and intangible assets	0.0	0.0	(198.1)
Share-based payment expenses	(21.3)	(46.0)	0.0
Interest expense	(219.0)	(397.6)	(237.5)
Foreign currency exchange losses, net & other finance costs	(67.6)	(15.8)	1.0
Loss on debt extinguishment	31.8	0.0	0.0
Interest income	8.8	6.4	3.3
Income/(loss) before tax	161.2	(104.6)	(182.6)
Depreciation and amortization	273.8	220.9	197.0
Operating segment
SEGMENT REPORTING
Revenue	5,183.3	4,400.4	3,571.2
Depreciation and amortization	267.6	214.5	187.5
Total Adjusted Operating Profit of Reportable Segments	656.4	496.3	349.9
Reconciliation
SEGMENT REPORTING
Revenue	0.0	0.0	0.0
Depreciation and amortization	6.2	6.4	6.8
Corporate expenses	(79.5)	(63.7)	(48.9)
Unallocated
SEGMENT REPORTING
Revenue	5,183.3	4,400.4	3,571.2
PPA	(42.8)	(42.7)	(42.3)
Restructuring expenses	(22.4)	(2.3)	(5.8)
Impairment losses on goodwill and intangible assets	0.0	0.0	(198.1)
Expenses related to transaction activities	(22.1)	(33.9)	(0.3)
Expenses related to certain legal proceedings	(3.6)	(3.3)	(3.9)
Share-based payment expenses	(15.3)	(47.9)	0.0
Interest expense	(219.0)	(397.6)	(237.5)
Foreign currency exchange losses, net & other finance costs	(67.6)	(15.8)	1.0
Loss on debt extinguishment	(31.8)	0.0	0.0
Interest income	8.8	6.4	3.3
Income/(loss) before tax	161.2	(104.6)	(182.6)
Depreciation and amortization		220.9	194.3
Technical Apparel | Operating segment
SEGMENT REPORTING
Revenue	2,194.3	1,614.1	1,108.1
Depreciation and amortization	126.0	92.1	79.7
Total Adjusted Operating Profit of Reportable Segments	460.4	314.4	171.4
Outdoor Performance | Operating segment
SEGMENT REPORTING
Revenue	1,835.5	1,674.2	1,422.3
Depreciation and amortization	107.5	94.7	84.4
Total Adjusted Operating Profit of Reportable Segments	172.3	151.3	117.6
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Revenue	1,153.5	1,112.1	1,040.8
Depreciation and amortization	34.1	27.7	23.4
Total Adjusted Operating Profit of Reportable Segments	$ 23.7	$ 30.6	$ 60.9